Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Summary of Trade Payables and Other Current Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Trade Payables And Other Current Liabilities [Line Items]
Total trade and other payables	€ 16,913	€ 13,775
Social liabilities, taxation and social security	3,746	3,628
Fixed assets payables	51	726
Deferred revenue	174	61
Other payables	55	96
Total other current liabilities	4,026	4,510
Vendors
Trade Payables And Other Current Liabilities [Line Items]
Total trade and other payables	3,647	5,074
Vendors - accruals
Trade Payables And Other Current Liabilities [Line Items]
Total trade and other payables	€ 13,267	€ 8,701